Post-employment benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Employee Benefits [Abstract]
Disclosure of detailed information about amounts recognized in consolidated statements financial position [Table Text Block]
	December 31,	December 31,
	2025	2024

Present value of funded obligations	25,104	24,876
Fair value of plan assets	22,973	20,984
Deficit of funded plans	$2,131	$3,892

Disclosure of detailed information about movements in defined benefit obligations [Table Text Block]
	December 31,	December 31,
	2025	2024

Obligations, beginning of year	$24,876	$26,176
Current service costs	467	552
Interest costs	1,319	1,238
Benefits paid	(1,331)	(1,308)
Actuarial loss (gain)	(227)	(1,782)
Obligations, end of year	$25,104	$24,876

Disclosure of detailed information about movements in fair value of plan assets [Table Text Block]
	December 31,	December 31,
	2025	2024

Assets, beginning of year	$20,984	$19,639
Return on assets	1,048	976
Actuarial gain	1,092	369
Employer contributions	1,180	1,308
Benefits paid	(1,331)	(1,308)
Assets, end of year	$22,973	$20,984

Disclosure of detailed information about amounts recognized in consolidated statements of loss and comprehensive loss [Table Text Block]
	December 31,	December 31,
	2025	2024

Current service costs, interest costs, and return on assets included in cost of sales	$738	$814

Disclosure of detailed information about principal actuarial assumptions [Table Text Block]
	December 31,	December 31,
	2025	2024

Discount rate (expense)	5.50%	4.75%
Discount rate (year end disclosures)	5.50%	5.50%
Future salary increases (salaried plan only)	5.00%	5.00%